Transactions with related parties, textuals (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Feb. 24, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Related party financing, current	$ 833			$ 5,000
Due to related parties, current	210			105
Altair Travel Agency Sa [Member]
Related Party Transaction [Line Items]
Related party transaction, amounts of transaction	504	$ 579
Due to related parties, current	58			17
Diana Enterprises Inc [Member]
Related Party Transaction [Line Items]
Monthly brokerage fee	$ 121
Contract maturity date	Mar. 31, 2016
Related party transaction, amounts of transaction	$ 1,025	726
Due from related parties, current	0			0
Due to related parties, current	0			0
Bonus approved and paid			$ 242
Diana Enterprises Inc [Member] | Renewed Agreement [Member]
Related Party Transaction [Line Items]
Monthly brokerage fee	$ 140
Contract maturity date	Mar. 31, 2017
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Due to related parties, current	$ 97			103
Interest expense on related party debt	$ 822	$ 1,615
Diana Shipping Inc [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date	May 20, 2013
Debt instrument face amount	$ 50,000
Debt instrument description of variable rate basis	LIBOR
Loan margin percentage	5.00%
Back-end fee percentage	1.25%
Debt instrument maturity date	Aug. 20, 2017
Diana Shipping Inc [Member] | Loans Payable - Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date	Sep. 09, 2015
Debt instrument, Annual principal payment	$ 5,000
Debt instrument description of variable rate basis	LIBOR
Loan margin percentage	3.00%
Debt instrument maturity date	Mar. 15, 2022
Flat fee at final maturity date	$ 200			$ 200
Accrued back-end fee on related party debt	1,302
Diana Shipping Inc [Member] | Amendment of RBS Loan Agreement [Member]
Related Party Transaction [Line Items]
Related party financing, current	$ 833
Loan margin percentage	3.35%